Related party transactions - Compensation of key management personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Short-term employee benefits	€ 2,736	€ 2,832	€ 2,302
Post-employment benefits	75	93	93
Total	2,811	2,925	2,395
Warrants granted	0	0	0
Warrants outstanding	€ 0	€ 4,545	€ 108,905